LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)
LEASES
Operating lease right-of-use assets	¥ 1,555	¥ 1,904	$ 219
Operating lease liability	1,620
Impairment of operating lease right of use asset	¥ 0	¥ 0
Weighted-average remaining lease term	2 years 7 months 6 days		2 years 7 months 6 days
Weighted-average discount rate	4.90%		4.90%
Operating lease cost	¥ 120
Total	¥ 120